Related-party Transactions - Summary of Number of Performance Shares Conditionally Awarded (Detail) - shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance shares to be awarded based on relative TSR performance	[1]	45,116	46,808	61,469
TSR Performance of S&P SmallCap 600 Constituents, 25th Percentile [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance shares to be awarded based on relative TSR performance		11,279	11,702	15,367
TSR Performance of S&P SmallCap 600 Constituents, 50th Percentile [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance shares to be awarded based on relative TSR performance		45,116	46,808	61,469
TSR Performance of S&P SmallCap 600 Constituents, 75th [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance shares to be awarded based on relative TSR performance		78,953	81,914	107,571

[1]	Calculated based on the Company's January average closing share price of $29.16 (2016), $37.42 (2017) and $59.49 (2018).